Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–29.41%
U.S. Treasury Floating Rate Notes–29.41%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	5.46%	01/31/2026	$ 23,030	$ 23,067,807
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	5.36%	04/30/2026	24,000	24,010,787
Total U.S. Treasury Securities (Cost $47,030,000)				47,078,594
			Shares
Exchange-Traded Funds–4.06%
Invesco Short Term Treasury ETF(b) (Cost $6,489,480)			61,500	6,490,095

Money Market Funds–56.98%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(b)(c)			36,801,124	36,801,124
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.51%(b)(c)			18,292,083	18,292,083
Invesco Treasury Portfolio, Institutional Class, 5.20%(b)(c)			36,098,902	36,098,902
Total Money Market Funds (Cost $91,192,109)				91,192,109

Options Purchased–0.14%
(Cost $670,837)(d)				229,447
TOTAL INVESTMENTS IN SECURITIES–90.59% (Cost $145,382,426)				144,990,245
OTHER ASSETS LESS LIABILITIES–9.41%				15,061,153
NET ASSETS–100.00%				$160,051,398
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Short Term Treasury ETF	$6,490,710	$-	$-	$(615)	$-	$6,490,095	$251,543
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	35,477,548	26,990,648	(25,667,072)	-	-	36,801,124	1,434,094
Invesco Liquid Assets Portfolio, Institutional Class	13,036,207	18,699,464	(31,735,099)	(4,106)	3,534	-	537,557
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	13,384,742	41,741,707	(36,834,366)	-	-	18,292,083	610,068
Invesco Treasury Portfolio, Institutional Class	20,605,197	45,350,148	(29,856,443)	-	-	36,098,902	871,456
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	92,011,446	(92,011,446)	-	-	-	35,718*
Invesco Private Prime Fund	-	194,507,222	(194,506,096)	-	(1,126)	-	96,994*
Total	$88,994,404	$419,300,635	$(410,610,522)	$(4,721)	$2,408	$97,682,204	$3,837,430

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(d)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Mini Index	Put	08/16/2024	22	USD	465.00	USD	1,023,000	$297
S&P 500 Mini Index	Put	10/18/2024	22	USD	437.00	USD	961,400	1,914
S&P 500 Mini Index	Put	11/15/2024	22	USD	429.00	USD	943,800	2,739
S&P 500 Mini Index	Put	12/20/2024	22	USD	465.00	USD	1,023,000	6,908
S&P 500 Mini Index	Put	01/17/2025	22	USD	480.00	USD	1,056,000	10,450
S&P 500 Mini Index	Put	03/21/2025	22	USD	520.00	USD	1,144,000	26,103
S&P 500 Mini Index	Put	02/21/2025	22	USD	493.00	USD	1,084,600	15,378
S&P 500 Mini Index	Put	04/17/2025	22	USD	535.00	USD	1,177,000	35,057
S&P 500 Mini Index	Put	06/20/2025	23	USD	540.00	USD	1,242,000	44,977
S&P 500 Mini Index	Put	05/16/2025	22	USD	513.00	USD	1,128,600	27,852
S&P 500 Mini Index	Put	07/18/2025	22	USD	558.00	USD	1,227,600	56,320
S&P 500 Mini Index	Put	09/20/2024	22	USD	460.00	USD	1,012,000	1,452
Total Index Options Purchased								$229,447

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
British Pound	181	September-2024	$14,549,006	$1,219	$1,219
Equity Risk
Amsterdam Index	33	August-2024	6,555,636	19,500	19,500
E-Mini Russell 2000 Index	49	September-2024	5,568,850	335,267	335,267
E-Mini S&P 500 Index	13	September-2024	3,612,700	1,117	1,117
Eurex DAX Index	12	September-2024	6,040,903	71,506	71,506
EURO STOXX 50 Index	83	September-2024	4,399,714	(31,621)	(31,621)
FTSE 100 Index	77	September-2024	8,272,870	113,872	113,872
FTSE MIB Index	33	September-2024	6,063,386	25,032	25,032
IBEX 35 Index	56	August-2024	6,724,478	(36,453)	(36,453)
MSCI Emerging Markets Index	90	September-2024	4,934,250	(39,638)	(39,638)
OMS Stockholm 30 Index	278	August-2024	6,790,222	37,149	37,149
S&P/TSX 60 Index	40	September-2024	8,026,944	370,203	370,203
SPI 200 Index	62	September-2024	8,170,810	251,786	251,786
Tokyo Stock Price Index	34	September-2024	6,348,119	44,031	44,031
Subtotal				1,161,751	1,161,751
Interest Rate Risk
Canada 10 Year Bonds	62	September-2024	5,520,791	68,186	68,186
Euro-Bobl	11	September-2024	1,398,927	10	10
Euro-BTP	102	September-2024	13,131,934	73,407	73,407
Euro-Bund	36	September-2024	5,210,254	(591)	(591)
Euro-Buxl	4	September-2024	583,289	127	127
Long Gilt	30	September-2024	3,826,569	(1,180)	(1,180)
U.S. Treasury 2 Year Notes	7	September-2024	1,437,570	(9)	(9)
U.S. Treasury 5 Year Notes	27	September-2024	2,913,047	(39)	(39)
U.S. Treasury 10 Year Notes	25	September-2024	2,795,313	12,777	12,777
U.S. Treasury Long Bonds	13	September-2024	1,570,156	4,012	4,012
Subtotal				156,700	156,700
Subtotal—Long Futures Contracts				1,319,670	1,319,670
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Australian Dollar	121	September-2024	$(7,929,130)	$17,716	$17,716
Canadian Dollar	177	September-2024	(12,848,430)	94,956	94,956
Euro	80	September-2024	(10,850,000)	14,152	14,152
Japanese Yen	108	September-2024	(9,034,200)	(277,645)	(277,645)
New Zealand Dollar	163	September-2024	(9,704,205)	88,343	88,343
Swiss Franc	58	September-2024	(8,288,562)	(76,745)	(76,745)
Subtotal				(139,223)	(139,223)
Equity Risk
CAC 40 Index	15	August-2024	(1,224,999)	(361)	(361)
Hang Seng Index	30	August-2024	(3,330,859)	(30,534)	(30,534)
Subtotal				(30,895)	(30,895)
Interest Rate Risk
Australia 3 Year Bonds	134	September-2024	(9,325,151)	(91,066)	(91,066)
Australia 10 Year Bonds	122	September-2024	(9,197,394)	(158,277)	(158,277)
Euro-OAT	62	September-2024	(8,445,813)	(75,637)	(75,637)
Euro-Schatz	13	September-2024	(1,492,396)	(3,174)	(3,174)
Subtotal				(328,154)	(328,154)
Subtotal—Short Futures Contracts				(498,272)	(498,272)
Total Futures Contracts				$821,398	$821,398

(a)	Futures contracts collateralized by $8,229,483 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1756 Excess Return Index	0.42%	Monthly	52,220	March—2025	USD	11,662,695	$—	$53,860	$53,860
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Aluminum Index	0.02	Monthly	49,600	July—2025	USD	3,933,143	144,817	214,183	69,366
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Gasoil Index	0.04	Monthly	7,400	July—2025	USD	1,009,498	—	13,961	13,962
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Heating Oil Index	0.04	Monthly	5,600	July—2025	USD	734,585	6,919	27,526	20,607
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Wheat Index	0.04	Monthly	181,000	June—2025	USD	2,698,157	44,844	211,281	166,437
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	41,800	November—2024	USD	2,952,579	(317)	111,899	112,215
Citibank, N.A.	Pay	CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil	0.06	Monthly	14,530	December—2024	USD	3,978,902	(4,729)	70,616	75,344
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	139,950	April—2025	USD	42,528,216	—	217,006	217,007
Royal Bank of Canada	Pay	RBC Commodity CLE0 Excess Return Custom Index	0.05	Monthly	21,900	July—2025	USD	1,178,150	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Pay	RBC Commodity CNE0 Excess Return Custom Index	0.06%	Monthly	165,000	November—2024	USD	3,429,756	$—	$0	$0
Royal Bank of Canada	Pay	RBC Commodity NGE0 Excess Return Custom Index	0.05	Monthly	62,300,000	November—2024	USD	1,302,070	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	14,970	February—2025	USD	7,745,358	—	0	0
Subtotal — Appreciation									191,534	920,332	728,798
Commodity Risk
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Brent Crude Oil Index	0.04	Monthly	10,100	July—2025	USD	1,289,671	—	(65)	(65)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Copper Index	0.04	Monthly	15,450	July—2025	USD	2,578,266	—	(128)	(128)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Gasoline Index	0.06	Monthly	5,000	July—2025	USD	1,035,834	(381)	(12,755)	(12,374)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.08	Monthly	24,050	March—2025	USD	3,492,343	(25,914)	(301,553)	(275,639)
Subtotal — Depreciation									(26,295)	(314,501)	(288,206)
Total — Total Return Swap Agreements									$165,239	$605,831	$440,592

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1756 Excess Return Index
	Long Futures Contracts
	Aluminum	4.24%
	Brent Crude	7.71%
	Cocoa	0.00%
	Coffee	3.84%
	Corn	4.69%
	Cotton	1.33%
	Gas Oil	2.74%
	Gasoline	2.44%
	Gold	16.36%
	Heating Oil	2.01%
	Kansas Wheat	1.56%
	Lead	0.87%
	Lean Hogs	1.79%
	Live Cattle	3.55%
	Natural Gas	6.74%
	Nickel	2.52%
	Silver	5.68%
	Soybean Meal	2.86%
	Soybean Oil	3.04%
	Soybeans	4.76%
	Sugar	2.43%
	US Copper	6.07%
	Wheat	2.39%
	WTI Crude	7.67%
	Zinc	2.71%
	Total	100.00%
Canadian Imperial Bank of Commerce Aluminum Index
	Long Futures Contracts
	Aluminum	100.00%
Canadian Imperial Bank of Commerce Gasoil Index
	Long Futures Contracts
	Gasoil	100.00%
Canadian Imperial Bank of Commerce Heating Oil Index
	Long Futures Contracts
	Heating Oil	100.00%
Canadian Imperial Bank of Commerce Wheat Index
	Long Futures Contracts
	Wheat	100.00%
CITI Commodities Benchmark (Regular Roll) Mono Index Soybean Oil
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie F6 Carry Alpha Index
	Aluminum	5.27%
	Coffee ’C’	4.71%
	Copper	7.35%
	Corn	6.54%
	Cotton No. 2	1.77%
	Heating Oil	2.52%
	KC HRW Wheat	2.13%
	Lean Hogs	2.31%
	Live Cattle	4.87%
	Low Sulphur Gasoil	3.34%
	Malaysian Palm Oil Futures	1.10%
	Natural Gas	19.27%
	Nickel	3.30%
	RBOB Gasoline	2.72%
	Soybean Meal	3.88%
	Soybean Oil	3.73%
	Soybeans	6.27%
	Sugar No. 11	3.28%
	Wheat	3.31%
	WTI Crude	9.05%
	Zinc	3.28%
	Total	100.00%
RBC Commodity CLE0 Excess Return Custom Index
	Long Futures Contracts
	WTI Crude Oil	100.00%
RBC Commodity CNE0 Excess Return Custom Index
	Long Futures Contracts
	Corn	100.00%
RBC Commodity NGE0 Excess Return Custom Index
	Long Futures Contracts
	Natural Gas	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Canadian Imperial Bank of Commerce Brent Crude Oil Index
	Long Futures Contracts
	Brent Crude Oil	100.00%
Canadian Imperial Bank of Commerce Copper Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Gasoline Index
	Long Futures Contracts
	Gasoline Reformulated Blendstock Oxygenate Blending	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$47,078,594	$—	$47,078,594
Exchange-Traded Funds	6,490,095	—	—	6,490,095
Money Market Funds	91,192,109	—	—	91,192,109
Options Purchased	229,447	—	—	229,447
Total Investments in Securities	97,911,651	47,078,594	—	144,990,245
Other Investments - Assets*
Futures Contracts	1,644,368	—	—	1,644,368
Swap Agreements	—	728,798	—	728,798
	1,644,368	728,798	—	2,373,166
Other Investments - Liabilities*
Futures Contracts	(822,970)	—	—	(822,970)
Swap Agreements	—	(288,206)	—	(288,206)
	(822,970)	(288,206)	—	(1,111,176)
Total Other Investments	821,398	440,592	—	1,261,990
Total Investments	$98,733,049	$47,519,186	$—	$146,252,235

*	Unrealized appreciation (depreciation).
Invesco Macro Allocation Strategy Fund